Pensions and other post-employment benefits - Country detail (Details) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) plan item	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Net defined benefit
Net defined benefit balance	€ 487	€ (103)
United States
Net defined benefit
Number of defined benefit plans | plan	2
Percentage of total plan obligations of the largest defined benefit plan (as a percent)	96.00%
Number of unions with continuing coverage | item	2
Net defined benefit balance	€ 1,274	697
United States Pension benefits
Net defined benefit
Net defined benefit balance	3,136	2,684
Management (salaried and others)
Net defined benefit
Net defined benefit balance	2,500	1,757
Occupational (formerly union represented)
Net defined benefit
Net defined benefit balance	987	1,263
Supplemental
Net defined benefit
Net defined benefit balance	(351)	(336)
United States Post-employment benefits
Net defined benefit
Net defined benefit balance	(1,861)	(1,987)
Health (non-union represented)
Net defined benefit
Net defined benefit balance	(49)	(66)
Health (formerly union represented)
Net defined benefit
Net defined benefit balance	(474)	(788)
Group life (non-union represented)
Net defined benefit
Net defined benefit balance	(899)	(736)
Group life (formerly union represented)
Net defined benefit
Net defined benefit balance	€ (439)	(396)
Other
Net defined benefit
Net defined benefit balance		(1)
Germany
Net defined benefit
Number of defined benefit plans | plan	2
Net defined benefit balance	€ (1,576)	(1,505)
United Kingdom
Net defined benefit
Net defined benefit balance	465	337
Other Countries
Net defined benefit
Net defined benefit balance	324	368
Present value of defined benefit obligation
Net defined benefit
Net defined benefit balance	(24,663)	(23,955)	€ (25,497)
Present value of defined benefit obligation | United States
Net defined benefit
Net defined benefit balance	(18,657)	(18,346)
Present value of defined benefit obligation | United States Pension benefits
Net defined benefit
Net defined benefit balance	(16,332)	(15,962)	(17,096)
Present value of defined benefit obligation | Management (salaried and others)
Net defined benefit
Net defined benefit balance	(13,186)	(12,860)
Present value of defined benefit obligation | Occupational (formerly union represented)
Net defined benefit
Net defined benefit balance	(2,795)	(2,766)
Present value of defined benefit obligation | Supplemental
Net defined benefit
Net defined benefit balance	(351)	(336)
Present value of defined benefit obligation | United States Post-employment benefits
Net defined benefit
Net defined benefit balance	(2,325)	(2,384)	(2,518)
Present value of defined benefit obligation | Health (non-union represented)
Net defined benefit
Net defined benefit balance	(49)	(66)
Present value of defined benefit obligation | Health (formerly union represented)
Net defined benefit
Net defined benefit balance	(731)	(972)
Present value of defined benefit obligation | Group life (non-union represented)
Net defined benefit
Net defined benefit balance	(1,038)	(885)
Present value of defined benefit obligation | Group life (formerly union represented)
Net defined benefit
Net defined benefit balance	(507)	(460)
Present value of defined benefit obligation | Other
Net defined benefit
Net defined benefit balance		(1)
Present value of defined benefit obligation | Germany
Net defined benefit
Net defined benefit balance	(2,808)	(2,650)
Present value of defined benefit obligation | United Kingdom
Net defined benefit
Net defined benefit balance	(1,147)	(1,122)
Present value of defined benefit obligation | Other Countries
Net defined benefit
Net defined benefit balance	(2,051)	(1,837)
Defined benefit pension assets
Net defined benefit
Net defined benefit balance	26,180	24,479	25,535
Defined benefit pension assets | United States
Net defined benefit
Net defined benefit balance	20,906	19,616
Defined benefit pension assets | United States Pension benefits
Net defined benefit
Net defined benefit balance	20,443	19,219	19,967
Defined benefit pension assets | Management (salaried and others)
Net defined benefit
Net defined benefit balance	15,686	14,617
Defined benefit pension assets | Occupational (formerly union represented)
Net defined benefit
Net defined benefit balance	4,757	4,602
Defined benefit pension assets | United States Post-employment benefits
Net defined benefit
Net defined benefit balance	464	397	532
Defined benefit pension assets | Health (formerly union represented)
Net defined benefit
Net defined benefit balance	257	184
Defined benefit pension assets | Group life (non-union represented)
Net defined benefit
Net defined benefit balance	139	149
Defined benefit pension assets | Group life (formerly union represented)
Net defined benefit
Net defined benefit balance	68	64
Defined benefit pension assets | Germany
Net defined benefit
Net defined benefit balance	1,232	1,145
Defined benefit pension assets | United Kingdom
Net defined benefit
Net defined benefit balance	1,612	1,459
Defined benefit pension assets | Other Countries
Net defined benefit
Net defined benefit balance	2,430	2,259
Impact of the asset ceiling
Net defined benefit
Net defined benefit balance	(1,030)	(627)	(499)
Impact of the asset ceiling | United States
Net defined benefit
Net defined benefit balance	(975)	(573)
Impact of the asset ceiling | United States Pension benefits
Net defined benefit
Net defined benefit balance	(975)	(573)	€ (453)
Impact of the asset ceiling | Occupational (formerly union represented)
Net defined benefit
Net defined benefit balance	(975)	(573)
Impact of the asset ceiling | Other Countries
Net defined benefit
Net defined benefit balance	€ (55)	€ (54)